Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development Expenses.
Schedule of research and development expenses

In € thousand	2022	2021	2020
Salaries and social security	77,455	75,672	66,536
Professional services	72,840	49,421	8,448
Materials	7,808	9,009	8,253
Depreciation/amortization/impairment	6,386	4,541	2,829
IT and communication expense	3,709	1,248	1,857
Other research and development expenses	7,420	4,667	2,422
Total research and development expenses	175,618	144,558	90,345